Right-of-Use Assets and Lease Liabilities - Schedule of Reconciliation of Liabilities arising from Financing Activities (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Reconciliation of Liabilities arising from Financing Activities [Abstract]
Balance beginning	$ 212,689	$ 40,245
Changes from financing cash flow
Lease payment	(189,802)	(141,821)
Interest paid	17,777	7,702
Total changes from financing cash flow	(172,025)	(134,119)
Other changes
Addition to lease liabilities	616,820	345,871
Early termination of a lease	(118,047)	(40,407)
Exchange realignments	(2,874)	1,099
Total other changes	495,899	306,563
Balance ending	$ 536,563	$ 212,689